Offsets	Sep. 03, 2024 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Synovus Financial Corp.
Form or Filing Type	S-3
File Number	333-239013
Initial Filing Date	Jun. 08, 2020
Fee Offset Claimed	$ 6,689.23
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $1.00 per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 59,805,000.00
Offset Note	The Company previously registered 3,000,000 shares of common stock, par value $1.00 per share, pursuant to Registration Statement No. 333-239013 on Form S-3ASR filed with the Commission on June 8, 2020 (the 2020 Registration Statement and applied $7,763 in previously paid registration fees pursuant to Rule 457(p) to the registration of $59,805,000 in securities registered thereunder. Of the 3,000,000 securities registered under the 2020 Registration Statement, 2,813,050 were carried forward from Registration Statement No. 333-219862 on Form S-3ASR filed with the Commission on August 10, 2017 (the 2017 Registration Statement) pursuant to Rule 415(a)(6). The Company made a contemporaneous payment of $6,655.49 in connection with the 2017 Registration Statement, and applied $8,539 in previously paid registration fees under Registration Statement No. 333-198048 on Form S-3ASR filed with the Commission on August 11, 2014 (the 2014 Registration Statement) to the remaining registration fee owed under the 2017 Registration Statement pursuant to Rule 457(p). The Company made a contemporaneous fee payment of $8,785 in connection with the 2014 Registration Statement, of which the Company applied $33.74 to the registration fees owed under the 2020 Registration Statement. The Company did not sell any securities registered under the 2020 Registration Statement, leaving the total balance of $59,805,000 (the 2020 Unsold Securities), representing $7,763 in registration fees, of such 2020 Unsold Securities under the 2020 Registration Statement. Pursuant to Rule 457(p), such unutilized filing fees may be applied to the filing fees payable hereunder. The offering of such 2020 Unsold Securities from the 2020 Registration Statement has terminated.
Termination / Withdrawal Statement	Termination
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Synovus Financial Corp.
Form or Filing Type	S-3
File Number	333-219862
Filing Date	Aug. 10, 2017
Fee Paid with Fee Offset Source	$ 6,655.49
Offset Note	Please see Footnote 2 listed above.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Synovus Financial Corp.
Form or Filing Type	S-3
File Number	333-198048
Filing Date	Aug. 11, 2014
Fee Paid with Fee Offset Source	$ 33.74
Offset Note	Please see Footnote 2 listed above.